UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended December 31, 2000

              Check here if Amendment |_|: Amendment Number:______

                        This Amendment (Check only one):

                              |_| is a restatement

                          |_| adds new holding entries

If amended report check here:

Aries Domestic Fund, L.P.
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Name of Institutional Investment Manager

c/o Paramount Capital Asset Management, Inc.
787 Seventh Avenue, 48th floor, New York, New York 10019
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Business Address    (Street)    (City)    (State)  (Zip)

Form 13F File Number____________________________________________________________

The entity submitting this Form and the person by whom it is signed represent hereby that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements and schedules are considered integral parts of this Form.

Name:  Lindsay A. Rosenwald, M.D.
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Title: Chairman of Paramount Capital Asset Management, Inc., the general partner of Aries Domestic Fund, L.P.

Phone: (212) 554-4300

Signature, Place and Date of Signing:


/s/ Lindsay A. Rosenwald, M.D.
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[Signature]

New York, New York
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[City, State]

February 13, 2001
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[Date]

Report Type (Check only one):
|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|X| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers.)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Number of Other Included Managers:

Zero (0)
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Form 13F Information Table Entry Total:

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Form 13F Information Table Value Total:

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Pursuant to General Instruction B to Form 13F, the securities over which Aries Domestic Fund, L.P. exercises investment discretion and over which The Aries Master Fund II, a Cayman Island Exempted Company exercises investment discretion are reported on its behalf on the Form 13F, of even date, filed by Paramount Capital Asset Management, Inc.